INVESTMENT PROPERTIES - Sensitivity (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Discount rate
Investment Properties:
Fair value at +50 basis points	$ 8,322,286
Fair value at +25 basis points	8,479,932
Fair value at base rate	8,641,352
Fair value at -25 basis points	8,806,676
Fair value at -50 basis points	8,975,983
Change in fair value at +50 basis points	(319,066)
Change in fair value at +25 basis points	(161,420)
Change in fair value at -25 basis points	165,324
Change in fair value at -50 basis points	334,631
Terminal capitalization rate
Investment Properties:
Fair value at +50 basis points	8,235,864
Fair value at +25 basis points	8,430,247
Fair value at base rate	8,641,352
Fair value at -25 basis points	8,871,520
Fair value at -50 basis points	9,123,497
Change in fair value at +50 basis points	(405,488)
Change in fair value at +25 basis points	(211,105)
Change in fair value at -25 basis points	230,168
Change in fair value at -50 basis points	$ 482,145